Share-based Payment - Summarized Information about Stock Options Outstanding (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
	Mar. 31, 2022 ¥ / shares	Mar. 31, 2021	Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price	¥ 1
Number of options	537,900	634,700	722,500
Remaining contractual lives in years	21 years 3 months 18 days	22 years 4 months 24 days